Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000167850
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class Y
Trading Symbol	LSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$109	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Class Y	MSCI All Country World Index (Net)
03/2016	$10,000	$10,000
04/2016	$10,120	$10,148
05/2016	$10,310	$10,160
06/2016	$10,370	$10,099
07/2016	$10,930	$10,534
08/2016	$11,010	$10,570
09/2016	$11,200	$10,634
10/2016	$10,810	$10,454
11/2016	$10,550	$10,533
12/2016	$10,608	$10,761
01/2017	$10,957	$11,055
02/2017	$11,305	$11,365
03/2017	$11,541	$11,504
04/2017	$12,002	$11,683
05/2017	$12,504	$11,941
06/2017	$12,515	$11,996
07/2017	$12,996	$12,331
08/2017	$13,037	$12,378
09/2017	$13,273	$12,617
10/2017	$13,447	$12,879
11/2017	$13,816	$13,129
12/2017	$14,003	$13,340
01/2018	$15,053	$14,093
02/2018	$14,449	$13,501
03/2018	$14,035	$13,212
04/2018	$14,025	$13,338
05/2018	$14,237	$13,355
06/2018	$14,300	$13,283
07/2018	$14,798	$13,683
08/2018	$14,936	$13,791
09/2018	$14,936	$13,851
10/2018	$13,717	$12,813
11/2018	$14,131	$13,000
12/2018	$13,064	$12,084
01/2019	$14,307	$13,039
02/2019	$14,829	$13,387
03/2019	$15,395	$13,556
04/2019	$16,083	$14,013
05/2019	$15,107	$13,182
06/2019	$16,217	$14,045
07/2019	$16,283	$14,087
08/2019	$15,917	$13,752
09/2019	$15,850	$14,042
10/2019	$15,950	$14,426
11/2019	$16,483	$14,778
12/2019	$17,060	$15,299
01/2020	$17,189	$15,130
02/2020	$16,050	$13,908
03/2020	$14,594	$12,030
04/2020	$16,273	$13,319
05/2020	$17,342	$13,898
06/2020	$18,422	$14,342
07/2020	$19,502	$15,101
08/2020	$20,970	$16,025
09/2020	$20,394	$15,508
10/2020	$20,300	$15,131
11/2020	$22,202	$16,996
12/2020	$23,087	$17,785
01/2021	$23,012	$17,705
02/2021	$23,499	$18,115
03/2021	$23,748	$18,598
04/2021	$24,801	$19,412
05/2021	$24,788	$19,714
06/2021	$25,424	$19,973
07/2021	$25,200	$20,111
08/2021	$26,098	$20,614
09/2021	$24,365	$19,763
10/2021	$24,938	$20,772
11/2021	$24,028	$20,271
12/2021	$24,440	$21,082
01/2022	$22,981	$20,047
02/2022	$22,056	$19,529
03/2022	$22,137	$19,952
04/2022	$19,369	$18,355
05/2022	$18,820	$18,377
06/2022	$17,735	$16,828
07/2022	$19,436	$18,003
08/2022	$18,726	$17,340
09/2022	$16,931	$15,680
10/2022	$17,172	$16,626
11/2022	$18,994	$17,916
12/2022	$18,111	$17,211
01/2023	$20,550	$18,444
02/2023	$19,684	$17,916
03/2023	$21,243	$18,468
04/2023	$21,185	$18,734
05/2023	$21,748	$18,533
06/2023	$22,974	$19,609
07/2023	$24,028	$20,327
08/2023	$22,772	$19,759
09/2023	$21,286	$18,942
10/2023	$20,521	$18,372
11/2023	$23,624	$20,068
12/2023	$24,648	$21,032
01/2024	$24,663	$21,155
02/2024	$26,279	$22,063
03/2024	$26,279	$22,756
04/2024	$24,836	$22,005
05/2024	$26,048	$22,899
06/2024	$27,203	$23,409
07/2024	$26,928	$23,786
08/2024	$28,054	$24,390
09/2024	$29,382	$24,957
10/2024	$28,934	$24,397
11/2024	$30,623	$25,309

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	29.63%	13.19%	13.78%
MSCI All Country World Index (Net)	26.12%	11.36%	11.31%

Performance Inception Date	Mar. 31, 2016
Previous Investment Adviser [Text Block]
AssetsNet	$ 108,208,441
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 584,539
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,208,441
# of Portfolio Holdings (including overnight repurchase agreements)	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$584,539

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.1%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	4.8%
IT Services	4.8%
Entertainment	5.0%
Biotechnology	5.1%
Automobiles	6.0%
Pharmaceuticals	6.4%
Financial Services	7.8%
Software	11.4%
Broadline Retail	13.6%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Meta Platforms, Inc., Class A	7.4%
MercadoLibre, Inc.	6.5%
Amazon.com, Inc.	6.2%
Tesla, Inc.	6.0%
Netflix, Inc.	5.0%
Shopify, Inc., Class A	4.8%
Alphabet, Inc., Class A	4.8%
Oracle Corp.	4.6%
Microsoft Corp.	3.6%
Visa, Inc., Class A	3.6%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.8%
Netherlands	3.1%
Switzerland	4.1%
Canada	4.8%
Brazil	8.0%
China	9.6%
United States	63.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

C000167848
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class A
Trading Symbol	LSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$138	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.20%
Line Graph [Table Text Block]
	Class A with load	MSCI All Country World Index (Net)
03/2016	$9,425	$10,000
04/2016	$9,529	$10,148
05/2016	$9,708	$10,160
06/2016	$9,755	$10,099
07/2016	$10,292	$10,534
08/2016	$10,368	$10,570
09/2016	$10,547	$10,634
10/2016	$10,170	$10,454
11/2016	$9,925	$10,533
12/2016	$9,974	$10,761
01/2017	$10,302	$11,055
02/2017	$10,630	$11,365
03/2017	$10,842	$11,504
04/2017	$11,276	$11,683
05/2017	$11,739	$11,941
06/2017	$11,759	$11,996
07/2017	$12,202	$12,331
08/2017	$12,241	$12,378
09/2017	$12,463	$12,617
10/2017	$12,617	$12,879
11/2017	$12,964	$13,129
12/2017	$13,141	$13,340
01/2018	$14,117	$14,093
02/2018	$13,549	$13,501
03/2018	$13,161	$13,212
04/2018	$13,141	$13,338
05/2018	$13,340	$13,355
06/2018	$13,390	$13,283
07/2018	$13,858	$13,683
08/2018	$13,988	$13,791
09/2018	$13,988	$13,851
10/2018	$12,832	$12,813
11/2018	$13,231	$13,000
12/2018	$12,227	$12,084
01/2019	$13,383	$13,039
02/2019	$13,872	$13,387
03/2019	$14,402	$13,556
04/2019	$15,037	$14,013
05/2019	$14,121	$13,182
06/2019	$15,152	$14,045
07/2019	$15,214	$14,087
08/2019	$14,860	$13,752
09/2019	$14,808	$14,042
10/2019	$14,891	$14,426
11/2019	$15,381	$14,778
12/2019	$15,921	$15,299
01/2020	$16,031	$15,130
02/2020	$14,974	$13,908
03/2020	$13,609	$12,030
04/2020	$15,184	$13,319
05/2020	$16,164	$13,898
06/2020	$17,166	$14,342
07/2020	$18,179	$15,101
08/2020	$19,533	$16,025
09/2020	$18,993	$15,508
10/2020	$18,905	$15,131
11/2020	$20,667	$16,996
12/2020	$21,497	$17,785
01/2021	$21,427	$17,705
02/2021	$21,871	$18,115
03/2021	$22,093	$18,598
04/2021	$23,069	$19,412
05/2021	$23,058	$19,714
06/2021	$23,643	$19,973
07/2021	$23,432	$20,111
08/2021	$24,251	$20,614
09/2021	$22,648	$19,763
10/2021	$23,175	$20,772
11/2021	$22,309	$20,271
12/2021	$22,696	$21,082
01/2022	$21,338	$20,047
02/2022	$20,470	$19,529
03/2022	$20,546	$19,952
04/2022	$17,972	$18,355
05/2022	$17,457	$18,377
06/2022	$16,438	$16,828
07/2022	$18,023	$18,003
08/2022	$17,356	$17,340
09/2022	$15,696	$15,680
10/2022	$15,910	$16,626
11/2022	$17,608	$17,916
12/2022	$16,768	$17,211
01/2023	$19,030	$18,444
02/2023	$18,231	$17,916
03/2023	$19,653	$18,468
04/2023	$19,612	$18,734
05/2023	$20,127	$18,533
06/2023	$21,265	$19,609
07/2023	$22,226	$20,327
08/2023	$21,061	$19,759
09/2023	$19,680	$18,942
10/2023	$18,976	$18,372
11/2023	$21,820	$20,068
12/2023	$22,781	$21,032
01/2024	$22,781	$21,155
02/2024	$24,271	$22,063
03/2024	$24,271	$22,756
04/2024	$22,930	$22,005
05/2024	$24,041	$22,899
06/2024	$25,098	$23,409
07/2024	$24,854	$23,786
08/2024	$25,883	$24,390
09/2024	$27,102	$24,957
10/2024	$26,682	$24,397
11/2024	$28,226	$25,309

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	29.36%	12.91%	13.49%
Class A with 5.75% MSCFootnote Reference1	21.94%	11.58%	12.72%
MSCI All Country World Index (Net)	26.12%	11.36%	11.31%

Performance Inception Date	Mar. 31, 2016
Previous Investment Adviser [Text Block]
AssetsNet	$ 108,208,441
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 584,539
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,208,441
# of Portfolio Holdings (including overnight repurchase agreements)	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$584,539

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.1%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	4.8%
IT Services	4.8%
Entertainment	5.0%
Biotechnology	5.1%
Automobiles	6.0%
Pharmaceuticals	6.4%
Financial Services	7.8%
Software	11.4%
Broadline Retail	13.6%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Meta Platforms, Inc., Class A	7.4%
MercadoLibre, Inc.	6.5%
Amazon.com, Inc.	6.2%
Tesla, Inc.	6.0%
Netflix, Inc.	5.0%
Shopify, Inc., Class A	4.8%
Alphabet, Inc., Class A	4.8%
Oracle Corp.	4.6%
Microsoft Corp.	3.6%
Visa, Inc., Class A	3.6%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.8%
Netherlands	3.1%
Switzerland	4.1%
Canada	4.8%
Brazil	8.0%
China	9.6%
United States	63.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

C000167849
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class C
Trading Symbol	LSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$223	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.95%
Line Graph [Table Text Block]
	Class C	MSCI All Country World Index (Net)
03/2016	$10,000	$10,000
04/2016	$10,110	$10,148
05/2016	$10,290	$10,160
06/2016	$10,340	$10,099
07/2016	$10,890	$10,534
08/2016	$10,970	$10,570
09/2016	$11,150	$10,634
10/2016	$10,740	$10,454
11/2016	$10,470	$10,533
12/2016	$10,514	$10,761
01/2017	$10,851	$11,055
02/2017	$11,198	$11,365
03/2017	$11,412	$11,504
04/2017	$11,862	$11,683
05/2017	$12,341	$11,941
06/2017	$12,352	$11,996
07/2017	$12,811	$12,331
08/2017	$12,842	$12,378
09/2017	$13,066	$12,617
10/2017	$13,219	$12,879
11/2017	$13,577	$13,129
12/2017	$13,746	$13,340
01/2018	$14,767	$14,093
02/2018	$14,167	$13,501
03/2018	$13,746	$13,212
04/2018	$13,715	$13,338
05/2018	$13,925	$13,355
06/2018	$13,967	$13,283
07/2018	$14,441	$13,683
08/2018	$14,567	$13,791
09/2018	$14,557	$13,851
10/2018	$13,346	$12,813
11/2018	$13,746	$13,000
12/2018	$12,698	$12,084
01/2019	$13,903	$13,039
02/2019	$14,385	$13,387
03/2019	$14,932	$13,556
04/2019	$15,590	$14,013
05/2019	$14,615	$13,182
06/2019	$15,677	$14,045
07/2019	$15,732	$14,087
08/2019	$15,360	$13,752
09/2019	$15,294	$14,042
10/2019	$15,371	$14,426
11/2019	$15,864	$14,778
12/2019	$16,411	$15,299
01/2020	$16,515	$15,130
02/2020	$15,424	$13,908
03/2020	$14,008	$12,030
04/2020	$15,610	$13,319
05/2020	$16,620	$13,898
06/2020	$17,641	$14,342
07/2020	$18,662	$15,101
08/2020	$20,043	$16,025
09/2020	$19,475	$15,508
10/2020	$19,370	$15,131
11/2020	$21,169	$16,996
12/2020	$21,997	$17,785
01/2021	$21,910	$17,705
02/2021	$22,355	$18,115
03/2021	$22,565	$18,598
04/2021	$23,546	$19,412
05/2021	$23,522	$19,714
06/2021	$24,102	$19,973
07/2021	$23,880	$20,111
08/2021	$24,695	$20,614
09/2021	$23,040	$19,763
10/2021	$23,559	$20,772
11/2021	$22,682	$20,271
12/2021	$23,053	$21,082
01/2022	$21,668	$20,047
02/2022	$20,775	$19,529
03/2022	$20,829	$19,952
04/2022	$18,210	$18,355
05/2022	$17,677	$18,377
06/2022	$16,638	$16,828
07/2022	$18,236	$18,003
08/2022	$17,544	$17,340
09/2022	$15,852	$15,680
10/2022	$16,065	$16,626
11/2022	$17,757	$17,916
12/2022	$16,907	$17,211
01/2023	$19,168	$18,444
02/2023	$18,347	$17,916
03/2023	$19,787	$18,468
04/2023	$19,715	$18,734
05/2023	$20,234	$18,533
06/2023	$21,357	$19,609
07/2023	$22,307	$20,327
08/2023	$21,126	$19,759
09/2023	$19,730	$18,942
10/2023	$19,009	$18,372
11/2023	$21,846	$20,068
12/2023	$22,797	$21,032
01/2024	$22,783	$21,155
02/2024	$24,251	$22,063
03/2024	$24,237	$22,756
04/2024	$22,905	$22,005
05/2024	$24,015	$22,899
06/2024	$25,070	$23,409
07/2024	$24,827	$23,786
08/2024	$25,855	$24,390
09/2024	$27,073	$24,957
10/2024	$26,653	$24,397
11/2024	$28,196	$25,309

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	28.41%	12.08%	12.70%
Class C with 1.00% CDSCFootnote Reference1	27.41%	12.08%	12.70%
MSCI All Country World Index (Net)	26.12%	11.36%	11.31%

Performance Inception Date	Mar. 31, 2016
Previous Investment Adviser [Text Block]
AssetsNet	$ 108,208,441
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 584,539
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,208,441
# of Portfolio Holdings (including overnight repurchase agreements)	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$584,539

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.1%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	4.8%
IT Services	4.8%
Entertainment	5.0%
Biotechnology	5.1%
Automobiles	6.0%
Pharmaceuticals	6.4%
Financial Services	7.8%
Software	11.4%
Broadline Retail	13.6%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Meta Platforms, Inc., Class A	7.4%
MercadoLibre, Inc.	6.5%
Amazon.com, Inc.	6.2%
Tesla, Inc.	6.0%
Netflix, Inc.	5.0%
Shopify, Inc., Class A	4.8%
Alphabet, Inc., Class A	4.8%
Oracle Corp.	4.6%
Microsoft Corp.	3.6%
Visa, Inc., Class A	3.6%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.8%
Netherlands	3.1%
Switzerland	4.1%
Canada	4.8%
Brazil	8.0%
China	9.6%
United States	63.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

C000188122
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class N
Trading Symbol	LSNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$103	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	Class N	MSCI All Country World Index (Net)
03/2017	$10,000	$10,000
04/2017	$10,400	$10,156
05/2017	$10,835	$10,380
06/2017	$10,844	$10,427
07/2017	$11,261	$10,719
08/2017	$11,297	$10,760
09/2017	$11,510	$10,968
10/2017	$11,652	$11,195
11/2017	$11,980	$11,412
12/2017	$12,138	$11,596
01/2018	$13,047	$12,250
02/2018	$12,533	$11,736
03/2018	$12,165	$11,485
04/2018	$12,156	$11,594
05/2018	$12,340	$11,609
06/2018	$12,395	$11,546
07/2018	$12,827	$11,894
08/2018	$12,946	$11,988
09/2018	$12,955	$12,040
10/2018	$11,890	$11,137
11/2018	$12,257	$11,300
12/2018	$11,329	$10,504
01/2019	$12,407	$11,334
02/2019	$12,859	$11,637
03/2019	$13,360	$11,783
04/2019	$13,956	$12,181
05/2019	$13,100	$11,459
06/2019	$14,062	$12,209
07/2019	$14,120	$12,245
08/2019	$13,802	$11,954
09/2019	$13,745	$12,206
10/2019	$13,831	$12,540
11/2019	$14,293	$12,846
12/2019	$14,794	$13,298
01/2020	$14,906	$13,151
02/2020	$13,928	$12,089
03/2020	$12,655	$10,457
04/2020	$14,122	$11,577
05/2020	$15,048	$12,081
06/2020	$15,985	$12,467
07/2020	$16,921	$13,126
08/2020	$18,194	$13,930
09/2020	$17,695	$13,480
10/2020	$17,614	$13,153
11/2020	$19,273	$14,774
12/2020	$20,041	$15,460
01/2021	$19,976	$15,390
02/2021	$20,397	$15,746
03/2021	$20,614	$16,167
04/2021	$21,527	$16,874
05/2021	$21,516	$17,136
06/2021	$22,078	$17,362
07/2021	$21,883	$17,482
08/2021	$22,651	$17,919
09/2021	$21,159	$17,179
10/2021	$21,656	$18,056
11/2021	$20,856	$17,621
12/2021	$21,225	$18,326
01/2022	$19,959	$17,426
02/2022	$19,158	$16,976
03/2022	$19,228	$17,343
04/2022	$16,828	$15,955
05/2022	$16,352	$15,974
06/2022	$15,400	$14,627
07/2022	$16,886	$15,649
08/2022	$16,271	$15,073
09/2022	$14,703	$13,630
10/2022	$14,923	$14,452
11/2022	$16,503	$15,573
12/2022	$15,735	$14,960
01/2023	$17,851	$16,033
02/2023	$17,112	$15,573
03/2023	$18,452	$16,053
04/2023	$18,414	$16,284
05/2023	$18,902	$16,110
06/2023	$19,966	$17,045
07/2023	$20,880	$17,669
08/2023	$19,791	$17,175
09/2023	$18,502	$16,465
10/2023	$17,838	$15,970
11/2023	$20,530	$17,444
12/2023	$21,431	$18,282
01/2024	$21,444	$18,389
02/2024	$22,846	$19,178
03/2024	$22,858	$19,780
04/2024	$21,594	$19,128
05/2024	$22,645	$19,905
06/2024	$23,647	$20,348
07/2024	$23,421	$20,676
08/2024	$24,398	$21,201
09/2024	$25,550	$21,694
10/2024	$25,162	$21,207
11/2024	$26,626	$22,000

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	29.70%	13.25%	13.62%
MSCI All Country World Index (Net)	26.12%	11.36%	10.83%

Performance Inception Date	Mar. 31, 2017
Previous Investment Adviser [Text Block]
AssetsNet	$ 108,208,441
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 584,539
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,208,441
# of Portfolio Holdings (including overnight repurchase agreements)	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$584,539

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.1%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	4.8%
IT Services	4.8%
Entertainment	5.0%
Biotechnology	5.1%
Automobiles	6.0%
Pharmaceuticals	6.4%
Financial Services	7.8%
Software	11.4%
Broadline Retail	13.6%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Meta Platforms, Inc., Class A	7.4%
MercadoLibre, Inc.	6.5%
Amazon.com, Inc.	6.2%
Tesla, Inc.	6.0%
Netflix, Inc.	5.0%
Shopify, Inc., Class A	4.8%
Alphabet, Inc., Class A	4.8%
Oracle Corp.	4.6%
Microsoft Corp.	3.6%
Visa, Inc., Class A	3.6%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.8%
Netherlands	3.1%
Switzerland	4.1%
Canada	4.8%
Brazil	8.0%
China	9.6%
United States	63.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

C000105120
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class Y
Trading Symbol	LSFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$78	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2014	$10,000	$10,000	$10,000
12/2014	$9,851	$10,009	$9,875
01/2015	$9,845	$10,219	$9,907
02/2015	$9,982	$10,123	$10,047
03/2015	$10,060	$10,170	$10,084
04/2015	$10,156	$10,134	$10,177
05/2015	$10,194	$10,109	$10,196
06/2015	$10,189	$9,999	$10,154
07/2015	$10,202	$10,069	$10,153
08/2015	$10,122	$10,054	$10,082
09/2015	$10,035	$10,122	$10,016
10/2015	$10,057	$10,124	$9,998
11/2015	$9,892	$10,097	$9,911
12/2015	$9,739	$10,064	$9,807
01/2016	$9,574	$10,203	$9,743
02/2016	$9,488	$10,275	$9,691
03/2016	$9,794	$10,370	$9,958
04/2016	$10,085	$10,409	$10,156
05/2016	$10,225	$10,412	$10,246
06/2016	$10,265	$10,599	$10,249
07/2016	$10,455	$10,666	$10,395
08/2016	$10,543	$10,654	$10,473
09/2016	$10,645	$10,648	$10,564
10/2016	$10,721	$10,566	$10,651
11/2016	$10,741	$10,316	$10,679
12/2016	$10,860	$10,331	$10,803
01/2017	$10,917	$10,351	$10,863
02/2017	$10,986	$10,421	$10,918
03/2017	$11,005	$10,415	$10,926
04/2017	$11,054	$10,496	$10,974
05/2017	$11,102	$10,576	$11,014
06/2017	$11,112	$10,566	$11,009
07/2017	$11,212	$10,611	$11,085
08/2017	$11,163	$10,706	$11,080
09/2017	$11,241	$10,655	$11,124
10/2017	$11,336	$10,662	$11,190
11/2017	$11,362	$10,648	$11,203
12/2017	$11,410	$10,697	$11,248
01/2018	$11,532	$10,574	$11,356
02/2018	$11,555	$10,473	$11,378
03/2018	$11,570	$10,540	$11,410
04/2018	$11,629	$10,462	$11,458
05/2018	$11,633	$10,537	$11,477
06/2018	$11,642	$10,524	$11,490
07/2018	$11,725	$10,526	$11,575
08/2018	$11,745	$10,594	$11,621
09/2018	$11,812	$10,526	$11,701
10/2018	$11,804	$10,443	$11,698
11/2018	$11,707	$10,505	$11,592
12/2018	$11,455	$10,698	$11,297
01/2019	$11,650	$10,812	$11,585
02/2019	$11,785	$10,805	$11,769
03/2019	$11,767	$11,013	$11,749
04/2019	$11,942	$11,016	$11,943
05/2019	$11,911	$11,211	$11,917
06/2019	$11,934	$11,352	$11,946
07/2019	$12,004	$11,377	$12,042
08/2019	$11,950	$11,672	$12,008
09/2019	$11,982	$11,610	$12,064
10/2019	$11,849	$11,645	$12,010
11/2019	$11,882	$11,639	$12,081
12/2019	$12,075	$11,630	$12,273
01/2020	$12,151	$11,854	$12,342
02/2020	$11,953	$12,068	$12,179
03/2020	$10,104	$11,997	$10,672
04/2020	$10,509	$12,210	$11,153
05/2020	$10,983	$12,267	$11,576
06/2020	$11,207	$12,344	$11,708
07/2020	$11,416	$12,528	$11,937
08/2020	$11,641	$12,427	$12,115
09/2020	$11,741	$12,420	$12,192
10/2020	$11,808	$12,365	$12,217
11/2020	$12,053	$12,486	$12,489
12/2020	$12,247	$12,504	$12,657
01/2021	$12,373	$12,414	$12,807
02/2021	$12,451	$12,235	$12,883
03/2021	$12,462	$12,082	$12,882
04/2021	$12,526	$12,177	$12,949
05/2021	$12,594	$12,217	$13,024
06/2021	$12,633	$12,303	$13,072
07/2021	$12,642	$12,440	$13,070
08/2021	$12,696	$12,417	$13,132
09/2021	$12,749	$12,309	$13,217
10/2021	$12,777	$12,306	$13,252
11/2021	$12,744	$12,342	$13,231
12/2021	$12,842	$12,311	$13,315
01/2022	$12,870	$12,046	$13,364
02/2022	$12,793	$11,911	$13,295
03/2022	$12,779	$11,580	$13,302
04/2022	$12,748	$11,141	$13,330
05/2022	$12,377	$11,213	$12,989
06/2022	$12,050	$11,037	$12,708
07/2022	$12,227	$11,306	$12,979
08/2022	$12,430	$10,987	$13,175
09/2022	$12,087	$10,512	$12,875
10/2022	$12,090	$10,376	$13,003
11/2022	$12,230	$10,758	$13,159
12/2022	$12,240	$10,709	$13,213
01/2023	$12,604	$11,039	$13,565
02/2023	$12,645	$10,753	$13,643
03/2023	$12,589	$11,026	$13,639
04/2023	$12,732	$11,093	$13,783
05/2023	$12,690	$10,972	$13,757
06/2023	$12,996	$10,933	$14,069
07/2023	$13,190	$10,926	$14,250
08/2023	$13,355	$10,856	$14,417
09/2023	$13,408	$10,580	$14,555
10/2023	$13,366	$10,413	$14,553
11/2023	$13,532	$10,885	$14,730
12/2023	$13,744	$11,301	$14,973
01/2024	$13,850	$11,270	$15,074
02/2024	$13,952	$11,111	$15,211
03/2024	$14,078	$11,214	$15,341
04/2024	$14,129	$10,930	$15,433
05/2024	$14,236	$11,116	$15,578
06/2024	$14,286	$11,221	$15,632
07/2024	$14,377	$11,483	$15,739
08/2024	$14,463	$11,648	$15,839
09/2024	$14,564	$11,804	$15,952
10/2024	$14,699	$11,511	$16,089
11/2024	$14,862	$11,633	$16,222

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	9.83%	4.58%	4.04%
Bloomberg U.S. Aggregate Bond Index	6.88%	(0.01%)	1.52%
Morningstar LSTA US Leveraged Loan Index	10.13%	6.07%	4.96%

Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 822,515,408
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 4,472,711
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,515,408
# of Portfolio Holdings (including overnight repurchase agreements)	306
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,472,711

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.2%
Short-Term Investments	9.9%
Exchange-Traded Funds	1.6%
Collateralized Loan Obligations	1.8%
Consumer Products	3.5%
Diversified Manufacturing	4.0%
Brokerage	4.2%
Building Materials	4.3%
Property & Casualty Insurance	6.0%
Consumer Cyclical Services	6.1%
Media Entertainment	6.3%
Healthcare	6.7%
Retailers	8.0%
Technology	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

C000105118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class A
Trading Symbol	LSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$104	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2014	$9,647	$10,000	$10,000
12/2014	$9,501	$10,009	$9,875
01/2015	$9,493	$10,219	$9,907
02/2015	$9,633	$10,123	$10,047
03/2015	$9,697	$10,170	$10,084
04/2015	$9,797	$10,134	$10,177
05/2015	$9,822	$10,109	$10,196
06/2015	$9,815	$9,999	$10,154
07/2015	$9,826	$10,069	$10,153
08/2015	$9,747	$10,054	$10,082
09/2015	$9,671	$10,122	$10,016
10/2015	$9,690	$10,124	$9,998
11/2015	$9,519	$10,097	$9,911
12/2015	$9,379	$10,064	$9,807
01/2016	$9,218	$10,203	$9,743
02/2016	$9,133	$10,275	$9,691
03/2016	$9,426	$10,370	$9,958
04/2016	$9,704	$10,409	$10,156
05/2016	$9,827	$10,412	$10,246
06/2016	$9,863	$10,599	$10,249
07/2016	$10,044	$10,666	$10,395
08/2016	$10,137	$10,654	$10,473
09/2016	$10,232	$10,648	$10,564
10/2016	$10,293	$10,566	$10,651
11/2016	$10,310	$10,316	$10,679
12/2016	$10,423	$10,331	$10,803
01/2017	$10,475	$10,351	$10,863
02/2017	$10,539	$10,421	$10,918
03/2017	$10,566	$10,415	$10,926
04/2017	$10,600	$10,496	$10,974
05/2017	$10,644	$10,576	$11,014
06/2017	$10,651	$10,566	$11,009
07/2017	$10,745	$10,611	$11,085
08/2017	$10,707	$10,706	$11,080
09/2017	$10,768	$10,655	$11,124
10/2017	$10,857	$10,662	$11,190
11/2017	$10,880	$10,648	$11,203
12/2017	$10,935	$10,697	$11,248
01/2018	$11,039	$10,574	$11,356
02/2018	$11,058	$10,473	$11,378
03/2018	$11,081	$10,540	$11,410
04/2018	$11,124	$10,462	$11,458
05/2018	$11,126	$10,537	$11,477
06/2018	$11,143	$10,524	$11,490
07/2018	$11,210	$10,526	$11,575
08/2018	$11,237	$10,594	$11,621
09/2018	$11,288	$10,526	$11,701
10/2018	$11,277	$10,443	$11,698
11/2018	$11,182	$10,505	$11,592
12/2018	$10,939	$10,698	$11,297
01/2019	$11,123	$10,812	$11,585
02/2019	$11,250	$10,805	$11,769
03/2019	$11,231	$11,013	$11,749
04/2019	$11,395	$11,016	$11,943
05/2019	$11,363	$11,211	$11,917
06/2019	$11,383	$11,352	$11,946
07/2019	$11,447	$11,377	$12,042
08/2019	$11,392	$11,672	$12,008
09/2019	$11,421	$11,610	$12,064
10/2019	$11,292	$11,645	$12,010
11/2019	$11,320	$11,639	$12,081
12/2019	$11,502	$11,630	$12,273
01/2020	$11,572	$11,854	$12,342
02/2020	$11,381	$12,068	$12,179
03/2020	$9,616	$11,997	$10,672
04/2020	$10,000	$12,210	$11,153
05/2020	$10,450	$12,267	$11,576
06/2020	$10,661	$12,344	$11,708
07/2020	$10,857	$12,528	$11,937
08/2020	$11,069	$12,427	$12,115
09/2020	$11,162	$12,420	$12,192
10/2020	$11,224	$12,365	$12,217
11/2020	$11,455	$12,486	$12,489
12/2020	$11,636	$12,504	$12,657
01/2021	$11,754	$12,414	$12,807
02/2021	$11,825	$12,235	$12,883
03/2021	$11,834	$12,082	$12,882
04/2021	$11,892	$12,177	$12,949
05/2021	$11,954	$12,217	$13,024
06/2021	$11,989	$12,303	$13,072
07/2021	$11,994	$12,440	$13,070
08/2021	$12,043	$12,417	$13,132
09/2021	$12,091	$12,309	$13,217
10/2021	$12,115	$12,306	$13,252
11/2021	$12,081	$12,342	$13,231
12/2021	$12,171	$12,311	$13,315
01/2022	$12,196	$12,046	$13,364
02/2022	$12,120	$11,911	$13,295
03/2022	$12,104	$11,580	$13,302
04/2022	$12,072	$11,141	$13,330
05/2022	$11,718	$11,213	$12,989
06/2022	$11,406	$11,037	$12,708
07/2022	$11,570	$11,306	$12,979
08/2022	$11,761	$10,987	$13,175
09/2022	$11,433	$10,512	$12,875
10/2022	$11,433	$10,376	$13,003
11/2022	$11,564	$10,758	$13,159
12/2022	$11,571	$10,709	$13,213
01/2023	$11,913	$11,039	$13,565
02/2023	$11,949	$10,753	$13,643
03/2023	$11,893	$11,026	$13,639
04/2023	$12,026	$11,093	$13,783
05/2023	$11,983	$10,972	$13,757
06/2023	$12,270	$10,933	$14,069
07/2023	$12,451	$10,926	$14,250
08/2023	$12,604	$10,856	$14,417
09/2023	$12,667	$10,580	$14,555
10/2023	$12,609	$10,413	$14,553
11/2023	$12,763	$10,885	$14,730
12/2023	$12,961	$11,301	$14,973
01/2024	$13,058	$11,270	$15,074
02/2024	$13,152	$11,111	$15,211
03/2024	$13,268	$11,214	$15,341
04/2024	$13,313	$10,930	$15,433
05/2024	$13,410	$11,116	$15,578
06/2024	$13,455	$11,221	$15,632
07/2024	$13,538	$11,483	$15,739
08/2024	$13,616	$11,648	$15,839
09/2024	$13,708	$11,804	$15,952
10/2024	$13,832	$11,511	$16,089
11/2024	$13,983	$11,633	$16,222

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	9.56%	4.32%	3.78%
Class A with 3.50% MSCFootnote Reference1	5.70%	3.58%	3.41%
Bloomberg U.S. Aggregate Bond Index	6.88%	(0.01%)	1.52%
Morningstar LSTA US Leveraged Loan Index	10.13%	6.07%	4.96%

Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 822,515,408
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 4,472,711
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,515,408
# of Portfolio Holdings (including overnight repurchase agreements)	306
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,472,711

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.2%
Short-Term Investments	9.9%
Exchange-Traded Funds	1.6%
Collateralized Loan Obligations	1.8%
Consumer Products	3.5%
Diversified Manufacturing	4.0%
Brokerage	4.2%
Building Materials	4.3%
Property & Casualty Insurance	6.0%
Consumer Cyclical Services	6.1%
Media Entertainment	6.3%
Healthcare	6.7%
Retailers	8.0%
Technology	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.98% from 1.00%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.98% from 1.00%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

C000105119
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class C
Trading Symbol	LSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$182	1.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.74%
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2014	$10,000	$10,000	$10,000
12/2014	$9,841	$10,009	$9,875
01/2015	$9,826	$10,219	$9,907
02/2015	$9,956	$10,123	$10,047
03/2015	$10,017	$10,170	$10,084
04/2015	$10,114	$10,134	$10,177
05/2015	$10,134	$10,109	$10,196
06/2015	$10,121	$9,999	$10,154
07/2015	$10,126	$10,069	$10,153
08/2015	$10,038	$10,054	$10,082
09/2015	$9,953	$10,122	$10,016
10/2015	$9,966	$10,124	$9,998
11/2015	$9,794	$10,097	$9,911
12/2015	$9,633	$10,064	$9,807
01/2016	$9,461	$10,203	$9,743
02/2016	$9,368	$10,275	$9,691
03/2016	$9,663	$10,370	$9,958
04/2016	$9,943	$10,409	$10,156
05/2016	$10,073	$10,412	$10,246
06/2016	$10,094	$10,599	$10,249
07/2016	$10,273	$10,666	$10,395
08/2016	$10,362	$10,654	$10,473
09/2016	$10,453	$10,648	$10,564
10/2016	$10,520	$10,566	$10,651
11/2016	$10,520	$10,316	$10,679
12/2016	$10,628	$10,331	$10,803
01/2017	$10,676	$10,351	$10,863
02/2017	$10,735	$10,421	$10,918
03/2017	$10,756	$10,415	$10,926
04/2017	$10,784	$10,496	$10,974
05/2017	$10,823	$10,576	$11,014
06/2017	$10,823	$10,566	$11,009
07/2017	$10,911	$10,611	$11,085
08/2017	$10,866	$10,706	$11,080
09/2017	$10,921	$10,655	$11,124
10/2017	$11,005	$10,662	$11,190
11/2017	$11,021	$10,648	$11,203
12/2017	$11,068	$10,697	$11,248
01/2018	$11,167	$10,574	$11,356
02/2018	$11,180	$10,473	$11,378
03/2018	$11,197	$10,540	$11,410
04/2018	$11,234	$10,462	$11,458
05/2018	$11,229	$10,537	$11,477
06/2018	$11,239	$10,524	$11,490
07/2018	$11,299	$10,526	$11,575
08/2018	$11,320	$10,594	$11,621
09/2018	$11,364	$10,526	$11,701
10/2018	$11,346	$10,443	$11,698
11/2018	$11,243	$10,505	$11,592
12/2018	$10,990	$10,698	$11,297
01/2019	$11,169	$10,812	$11,585
02/2019	$11,279	$10,805	$11,769
03/2019	$11,264	$11,013	$11,749
04/2019	$11,422	$11,016	$11,943
05/2019	$11,383	$11,211	$11,917
06/2019	$11,395	$11,352	$11,946
07/2019	$11,452	$11,377	$12,042
08/2019	$11,390	$11,672	$12,008
09/2019	$11,412	$11,610	$12,064
10/2019	$11,274	$11,645	$12,010
11/2019	$11,283	$11,639	$12,081
12/2019	$11,471	$11,630	$12,273
01/2020	$11,533	$11,854	$12,342
02/2020	$11,335	$12,068	$12,179
03/2020	$9,565	$11,997	$10,672
04/2020	$9,955	$12,210	$11,153
05/2020	$10,384	$12,267	$11,576
06/2020	$10,588	$12,344	$11,708
07/2020	$10,777	$12,528	$11,937
08/2020	$10,981	$12,427	$12,115
09/2020	$11,067	$12,420	$12,192
10/2020	$11,121	$12,365	$12,217
11/2020	$11,343	$12,486	$12,489
12/2020	$11,516	$12,504	$12,657
01/2021	$11,625	$12,414	$12,807
02/2021	$11,689	$12,235	$12,883
03/2021	$11,690	$12,082	$12,882
04/2021	$11,741	$12,177	$12,949
05/2021	$11,794	$12,217	$13,024
06/2021	$11,821	$12,303	$13,072
07/2021	$11,819	$12,440	$13,070
08/2021	$11,846	$12,417	$13,132
09/2021	$11,899	$12,309	$13,217
10/2021	$11,916	$12,306	$13,252
11/2021	$11,875	$12,342	$13,231
12/2021	$11,943	$12,311	$13,315
01/2022	$11,972	$12,046	$13,364
02/2022	$11,890	$11,911	$13,295
03/2022	$11,867	$11,580	$13,302
04/2022	$11,829	$11,141	$13,330
05/2022	$11,473	$11,213	$12,989
06/2022	$11,172	$11,037	$12,708
07/2022	$11,313	$11,306	$12,979
08/2022	$11,506	$10,987	$13,175
09/2022	$11,164	$10,512	$12,875
10/2022	$11,170	$10,376	$13,003
11/2022	$11,277	$10,758	$13,159
12/2022	$11,284	$10,709	$13,213
01/2023	$11,618	$11,039	$13,565
02/2023	$11,653	$10,753	$13,643
03/2023	$11,598	$11,026	$13,639
04/2023	$11,728	$11,093	$13,783
05/2023	$11,686	$10,972	$13,757
06/2023	$11,966	$10,933	$14,069
07/2023	$12,142	$10,926	$14,250
08/2023	$12,292	$10,856	$14,417
09/2023	$12,353	$10,580	$14,555
10/2023	$12,296	$10,413	$14,553
11/2023	$12,447	$10,885	$14,730
12/2023	$12,640	$11,301	$14,973
01/2024	$12,734	$11,270	$15,074
02/2024	$12,826	$11,111	$15,211
03/2024	$12,939	$11,214	$15,341
04/2024	$12,983	$10,930	$15,433
05/2024	$13,078	$11,116	$15,578
06/2024	$13,121	$11,221	$15,632
07/2024	$13,202	$11,483	$15,739
08/2024	$13,278	$11,648	$15,839
09/2024	$13,368	$11,804	$15,952
10/2024	$13,489	$11,511	$16,089
11/2024	$13,637	$11,633	$16,222

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	8.75%	3.55%	3.15%
Class C with 1.00% CDSCFootnote Reference1	7.75%	3.55%	3.15%
Bloomberg U.S. Aggregate Bond Index	6.88%	(0.01%)	1.52%
Morningstar LSTA US Leveraged Loan Index	10.13%	6.07%	4.96%

Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 822,515,408
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 4,472,711
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,515,408
# of Portfolio Holdings (including overnight repurchase agreements)	306
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,472,711

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.2%
Short-Term Investments	9.9%
Exchange-Traded Funds	1.6%
Collateralized Loan Obligations	1.8%
Consumer Products	3.5%
Diversified Manufacturing	4.0%
Brokerage	4.2%
Building Materials	4.3%
Property & Casualty Insurance	6.0%
Consumer Cyclical Services	6.1%
Media Entertainment	6.3%
Healthcare	6.7%
Retailers	8.0%
Technology	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.73% from 1.75%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.73% from 1.75%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

C000188118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class N
Trading Symbol	LSFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$72	0.69%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
03/2017	$10,000	$10,000	$10,000
04/2017	$10,034	$10,077	$10,044
05/2017	$10,079	$10,155	$10,080
06/2017	$10,098	$10,145	$10,076
07/2017	$10,179	$10,188	$10,145
08/2017	$10,145	$10,280	$10,141
09/2017	$10,217	$10,231	$10,181
10/2017	$10,293	$10,237	$10,241
11/2017	$10,328	$10,223	$10,253
12/2017	$10,372	$10,270	$10,294
01/2018	$10,483	$10,152	$10,393
02/2018	$10,494	$10,056	$10,414
03/2018	$10,518	$10,120	$10,443
04/2018	$10,561	$10,045	$10,486
05/2018	$10,566	$10,117	$10,504
06/2018	$10,585	$10,104	$10,516
07/2018	$10,650	$10,107	$10,594
08/2018	$10,680	$10,172	$10,636
09/2018	$10,741	$10,106	$10,709
10/2018	$10,734	$10,026	$10,706
11/2018	$10,646	$10,086	$10,609
12/2018	$10,418	$10,271	$10,339
01/2019	$10,596	$10,381	$10,603
02/2019	$10,719	$10,375	$10,771
03/2019	$10,714	$10,574	$10,753
04/2019	$10,862	$10,576	$10,930
05/2019	$10,835	$10,764	$10,907
06/2019	$10,856	$10,899	$10,933
07/2019	$10,920	$10,923	$11,021
08/2019	$10,871	$11,206	$10,990
09/2019	$10,900	$11,147	$11,042
10/2019	$10,781	$11,180	$10,992
11/2019	$10,811	$11,175	$11,056
12/2019	$10,987	$11,167	$11,233
01/2020	$11,056	$11,382	$11,296
02/2020	$10,877	$11,587	$11,146
03/2020	$9,195	$11,518	$9,768
04/2020	$9,564	$11,723	$10,207
05/2020	$9,996	$11,778	$10,595
06/2020	$10,188	$11,852	$10,715
07/2020	$10,378	$12,029	$10,925
08/2020	$10,582	$11,932	$11,088
09/2020	$10,674	$11,925	$11,158
10/2020	$10,735	$11,872	$11,181
11/2020	$10,958	$11,989	$11,430
12/2020	$11,135	$12,005	$11,584
01/2021	$11,250	$11,919	$11,722
02/2021	$11,321	$11,747	$11,790
03/2021	$11,332	$11,600	$11,790
04/2021	$11,391	$11,692	$11,851
05/2021	$11,453	$11,730	$11,920
06/2021	$11,489	$11,812	$11,964
07/2021	$11,497	$11,945	$11,962
08/2021	$11,534	$11,922	$12,019
09/2021	$11,596	$11,819	$12,096
10/2021	$11,622	$11,815	$12,128
11/2021	$11,593	$11,850	$12,109
12/2021	$11,669	$11,820	$12,187
01/2022	$11,708	$11,565	$12,231
02/2022	$11,638	$11,436	$12,168
03/2022	$11,613	$11,119	$12,174
04/2022	$11,585	$10,697	$12,200
05/2022	$11,261	$10,766	$11,888
06/2022	$10,964	$10,597	$11,631
07/2022	$11,111	$10,856	$11,879
08/2022	$11,311	$10,549	$12,058
09/2022	$10,999	$10,093	$11,783
10/2022	$11,001	$9,962	$11,900
11/2022	$11,129	$10,329	$12,043
12/2022	$11,139	$10,282	$12,093
01/2023	$11,457	$10,598	$12,415
02/2023	$11,509	$10,324	$12,487
03/2023	$11,458	$10,587	$12,483
04/2023	$11,589	$10,651	$12,614
05/2023	$11,536	$10,535	$12,591
06/2023	$11,816	$10,497	$12,876
07/2023	$12,007	$10,490	$13,041
08/2023	$12,144	$10,423	$13,194
09/2023	$12,207	$10,158	$13,321
10/2023	$12,154	$9,998	$13,319
11/2023	$12,321	$10,451	$13,481
12/2023	$12,515	$10,851	$13,703
01/2024	$12,597	$10,821	$13,796
02/2024	$12,705	$10,668	$13,921
03/2024	$12,820	$10,766	$14,040
04/2024	$12,867	$10,495	$14,124
05/2024	$12,965	$10,672	$14,257
06/2024	$12,995	$10,773	$14,307
07/2024	$13,078	$11,025	$14,404
08/2024	$13,157	$11,184	$14,496
09/2024	$13,265	$11,333	$14,599
10/2024	$13,373	$11,052	$14,725
11/2024	$13,522	$11,169	$14,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	9.75%	4.58%	4.01%
Bloomberg U.S. Aggregate Bond Index	6.88%	(0.01%)	1.46%
Morningstar LSTA US Leveraged Loan Index	10.13%	6.07%	5.30%

Performance Inception Date	Mar. 31, 2017
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 822,515,408
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 4,472,711
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,515,408
# of Portfolio Holdings (including overnight repurchase agreements)	306
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,472,711

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.2%
Short-Term Investments	9.9%
Exchange-Traded Funds	1.6%
Collateralized Loan Obligations	1.8%
Consumer Products	3.5%
Diversified Manufacturing	4.0%
Brokerage	4.2%
Building Materials	4.3%
Property & Casualty Insurance	6.0%
Consumer Cyclical Services	6.1%
Media Entertainment	6.3%
Healthcare	6.7%
Retailers	8.0%
Technology	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.68% from 0.70%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.68% from 0.70%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

C000115833
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class Y
Trading Symbol	VNSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$93	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
11/2014	$10,000	$10,000
12/2014	$10,016	$9,975
01/2015	$9,592	$9,675
02/2015	$10,322	$10,231
03/2015	$10,245	$10,070
04/2015	$10,231	$10,166
05/2015	$10,502	$10,297
06/2015	$10,342	$10,098
07/2015	$10,766	$10,309
08/2015	$10,127	$9,687
09/2015	$9,696	$9,447
10/2015	$10,370	$10,244
11/2015	$10,356	$10,275
12/2015	$10,297	$10,113
01/2016	$9,707	$9,611
02/2016	$9,608	$9,598
03/2016	$10,212	$10,249
04/2016	$10,269	$10,289
05/2016	$10,368	$10,474
06/2016	$10,411	$10,501
07/2016	$10,752	$10,888
08/2016	$10,866	$10,903
09/2016	$10,922	$10,905
10/2016	$10,709	$10,706
11/2016	$11,001	$11,103
12/2016	$11,011	$11,322
01/2017	$11,388	$11,537
02/2017	$11,815	$11,995
03/2017	$11,786	$12,009
04/2017	$11,960	$12,132
05/2017	$12,184	$12,303
06/2017	$12,300	$12,380
07/2017	$12,503	$12,635
08/2017	$12,640	$12,673
09/2017	$12,923	$12,935
10/2017	$13,183	$13,237
11/2017	$13,545	$13,642
12/2017	$13,631	$13,794
01/2018	$14,472	$14,584
02/2018	$13,898	$14,046
03/2018	$13,710	$13,689
04/2018	$13,782	$13,742
05/2018	$14,340	$14,073
06/2018	$14,575	$14,160
07/2018	$14,803	$14,686
08/2018	$15,172	$15,165
09/2018	$15,385	$15,251
10/2018	$13,860	$14,209
11/2018	$14,340	$14,498
12/2018	$13,009	$13,189
01/2019	$14,029	$14,246
02/2019	$14,395	$14,704
03/2019	$14,656	$14,989
04/2019	$15,284	$15,596
05/2019	$14,447	$14,605
06/2019	$15,327	$15,635
07/2019	$15,432	$15,859
08/2019	$15,371	$15,608
09/2019	$15,632	$15,900
10/2019	$15,841	$16,245
11/2019	$16,338	$16,834
12/2019	$16,627	$17,342
01/2020	$16,268	$17,335
02/2020	$14,963	$15,908
03/2020	$13,044	$13,944
04/2020	$15,086	$15,731
05/2020	$16,041	$16,480
06/2020	$16,400	$16,808
07/2020	$17,563	$17,756
08/2020	$18,413	$19,032
09/2020	$17,648	$18,309
10/2020	$17,241	$17,822
11/2020	$19,037	$19,773
12/2020	$19,718	$20,533
01/2021	$19,241	$20,326
02/2021	$20,438	$20,886
03/2021	$21,492	$21,801
04/2021	$22,374	$22,964
05/2021	$22,759	$23,125
06/2021	$23,489	$23,665
07/2021	$24,523	$24,227
08/2021	$25,456	$24,963
09/2021	$24,341	$23,802
10/2021	$26,480	$25,470
11/2021	$26,997	$25,294
12/2021	$27,520	$26,427
01/2022	$25,395	$25,060
02/2022	$25,006	$24,309
03/2022	$26,826	$25,212
04/2022	$24,492	$23,013
05/2022	$24,228	$23,056
06/2022	$22,645	$21,152
07/2022	$24,353	$23,103
08/2022	$23,381	$22,161
09/2022	$21,589	$20,120
10/2022	$22,617	$21,749
11/2022	$24,214	$22,964
12/2022	$22,938	$21,641
01/2023	$24,343	$23,001
02/2023	$23,725	$22,440
03/2023	$25,060	$23,263
04/2023	$25,594	$23,626
05/2023	$25,749	$23,729
06/2023	$26,606	$25,297
07/2023	$27,169	$26,110
08/2023	$26,902	$25,694
09/2023	$25,285	$24,469
10/2023	$24,386	$23,955
11/2023	$26,831	$26,142
12/2023	$28,036	$27,330
01/2024	$28,416	$27,789
02/2024	$30,542	$29,273
03/2024	$30,879	$30,215
04/2024	$28,501	$28,981
05/2024	$29,331	$30,418
06/2024	$29,979	$31,509
07/2024	$30,035	$31,893
08/2024	$30,485	$32,666
09/2024	$30,950	$33,364
10/2024	$30,359	$33,061
11/2024	$32,048	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	19.44%	14.42%	12.35%
S&P 500® Index	33.89%	15.77%	13.35%

Previous Investment Adviser [Text Block]
AssetsNet	$ 788,624,729
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 5,057,273
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,624,729
# of Portfolio Holdings (including overnight repurchase agreements)	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$5,057,273

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.3%
Electrical Equipment	3.2%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Construction & Engineering	3.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.8%
Pharmaceuticals	3.9%
Ground Transportation	4.3%
Capital Markets	4.4%
Entertainment	4.6%
Chemicals	5.4%
Broadline Retail	6.2%
Interactive Media & Services	7.8%
Software	13.8%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.2%
Walt Disney Co.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Alphabet, Inc., Class A	4.5%
Intercontinental Exchange, Inc.	4.4%
Saia, Inc.	4.3%
ServiceNow, Inc.	3.9%
Zoetis, Inc.	3.9%

C000115831
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class A
Trading Symbol	VNSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$121	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index
11/2014	$9,426	$10,000
12/2014	$9,442	$9,975
01/2015	$9,041	$9,675
02/2015	$9,718	$10,231
03/2015	$9,646	$10,070
04/2015	$9,633	$10,166
05/2015	$9,882	$10,297
06/2015	$9,731	$10,098
07/2015	$10,125	$10,309
08/2015	$9,527	$9,687
09/2015	$9,120	$9,447
10/2015	$9,751	$10,244
11/2015	$9,738	$10,275
12/2015	$9,676	$10,113
01/2016	$9,126	$9,611
02/2016	$9,025	$9,598
03/2016	$9,595	$10,249
04/2016	$9,649	$10,289
05/2016	$9,736	$10,474
06/2016	$9,776	$10,501
07/2016	$10,092	$10,888
08/2016	$10,199	$10,903
09/2016	$10,246	$10,905
10/2016	$10,045	$10,706
11/2016	$10,313	$11,103
12/2016	$10,326	$11,322
01/2017	$10,680	$11,537
02/2017	$11,069	$11,995
03/2017	$11,041	$12,009
04/2017	$11,205	$12,132
05/2017	$11,416	$12,303
06/2017	$11,525	$12,380
07/2017	$11,709	$12,635
08/2017	$11,832	$12,673
09/2017	$12,091	$12,935
10/2017	$12,336	$13,237
11/2017	$12,670	$13,642
12/2017	$12,754	$13,794
01/2018	$13,537	$14,584
02/2018	$12,991	$14,046
03/2018	$12,813	$13,689
04/2018	$12,881	$13,742
05/2018	$13,398	$14,073
06/2018	$13,619	$14,160
07/2018	$13,826	$14,686
08/2018	$14,165	$15,165
09/2018	$14,365	$15,251
10/2018	$12,940	$14,209
11/2018	$13,383	$14,498
12/2018	$12,142	$13,189
01/2019	$13,089	$14,246
02/2019	$13,432	$14,704
03/2019	$13,669	$14,989
04/2019	$14,249	$15,596
05/2019	$13,465	$14,605
06/2019	$14,290	$15,635
07/2019	$14,371	$15,859
08/2019	$14,322	$15,608
09/2019	$14,559	$15,900
10/2019	$14,747	$16,245
11/2019	$15,212	$16,834
12/2019	$15,477	$17,342
01/2020	$15,142	$17,335
02/2020	$13,922	$15,908
03/2020	$12,127	$13,944
04/2020	$14,028	$15,731
05/2020	$14,921	$16,480
06/2020	$15,248	$16,808
07/2020	$16,317	$17,756
08/2020	$17,113	$19,032
09/2020	$16,397	$18,309
10/2020	$16,017	$17,822
11/2020	$17,678	$19,773
12/2020	$18,309	$20,533
01/2021	$17,865	$20,326
02/2021	$18,972	$20,886
03/2021	$19,946	$21,801
04/2021	$20,760	$22,964
05/2021	$21,110	$23,125
06/2021	$21,782	$23,665
07/2021	$22,738	$24,227
08/2021	$23,599	$24,963
09/2021	$22,558	$23,802
10/2021	$24,545	$25,470
11/2021	$25,009	$25,294
12/2021	$25,486	$26,427
01/2022	$23,513	$25,060
02/2022	$23,149	$24,309
03/2022	$24,837	$25,212
04/2022	$22,669	$23,013
05/2022	$22,422	$23,056
06/2022	$20,955	$21,152
07/2022	$22,526	$23,103
08/2022	$21,630	$22,161
09/2022	$19,956	$20,120
10/2022	$20,903	$21,749
11/2022	$22,383	$22,964
12/2022	$21,189	$21,641
01/2023	$22,500	$23,001
02/2023	$21,923	$22,440
03/2023	$23,142	$23,263
04/2023	$23,640	$23,626
05/2023	$23,772	$23,729
06/2023	$24,558	$25,297
07/2023	$25,083	$26,110
08/2023	$24,821	$25,694
09/2023	$23,326	$24,469
10/2023	$22,487	$23,955
11/2023	$24,742	$26,142
12/2023	$25,843	$27,330
01/2024	$26,184	$27,789
02/2024	$28,151	$29,273
03/2024	$28,453	$30,215
04/2024	$26,263	$28,981
05/2024	$27,010	$30,418
06/2024	$27,600	$31,509
07/2024	$27,640	$31,893
08/2024	$28,059	$32,666
09/2024	$28,479	$33,364
10/2024	$27,928	$33,061
11/2024	$29,475	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	19.13%	14.14%	12.08%
Class A with 5.75% MSCFootnote Reference1	12.29%	12.80%	11.42%
S&P 500® Index	33.89%	15.77%	13.35%

Previous Investment Adviser [Text Block]
AssetsNet	$ 788,624,729
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 5,057,273
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,624,729
# of Portfolio Holdings (including overnight repurchase agreements)	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$5,057,273

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.3%
Electrical Equipment	3.2%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Construction & Engineering	3.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.8%
Pharmaceuticals	3.9%
Ground Transportation	4.3%
Capital Markets	4.4%
Entertainment	4.6%
Chemicals	5.4%
Broadline Retail	6.2%
Interactive Media & Services	7.8%
Software	13.8%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.2%
Walt Disney Co.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Alphabet, Inc., Class A	4.5%
Intercontinental Exchange, Inc.	4.4%
Saia, Inc.	4.3%
ServiceNow, Inc.	3.9%
Zoetis, Inc.	3.9%

C000115832
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class C
Trading Symbol	VNSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$202	1.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.85%
Line Graph [Table Text Block]
	Class C	S&P 500® Index
11/2014	$10,000	$10,000
12/2014	$10,003	$9,975
01/2015	$9,577	$9,675
02/2015	$10,287	$10,231
03/2015	$10,209	$10,070
04/2015	$10,181	$10,166
05/2015	$10,443	$10,297
06/2015	$10,280	$10,098
07/2015	$10,692	$10,309
08/2015	$10,046	$9,687
09/2015	$9,613	$9,447
10/2015	$10,273	$10,244
11/2015	$10,252	$10,275
12/2015	$10,177	$10,113
01/2016	$9,597	$9,611
02/2016	$9,488	$9,598
03/2016	$10,075	$10,249
04/2016	$10,126	$10,289
05/2016	$10,213	$10,474
06/2016	$10,249	$10,501
07/2016	$10,568	$10,888
08/2016	$10,677	$10,903
09/2016	$10,720	$10,905
10/2016	$10,503	$10,706
11/2016	$10,778	$11,103
12/2016	$10,780	$11,322
01/2017	$11,141	$11,537
02/2017	$11,546	$11,995
03/2017	$11,510	$12,009
04/2017	$11,672	$12,132
05/2017	$11,885	$12,303
06/2017	$11,989	$12,380
07/2017	$12,173	$12,635
08/2017	$12,298	$12,673
09/2017	$12,556	$12,935
10/2017	$12,806	$13,237
11/2017	$13,145	$13,642
12/2017	$13,213	$13,794
01/2018	$14,017	$14,584
02/2018	$13,452	$14,046
03/2018	$13,253	$13,689
04/2018	$13,318	$13,742
05/2018	$13,843	$14,073
06/2018	$14,058	$14,160
07/2018	$14,265	$14,686
08/2018	$14,608	$15,165
09/2018	$14,799	$15,251
10/2018	$13,326	$14,209
11/2018	$13,772	$14,498
12/2018	$12,489	$13,189
01/2019	$13,454	$14,246
02/2019	$13,799	$14,704
03/2019	$14,030	$14,989
04/2019	$14,623	$15,596
05/2019	$13,808	$14,605
06/2019	$14,640	$15,635
07/2019	$14,720	$15,859
08/2019	$14,658	$15,608
09/2019	$14,897	$15,900
10/2019	$15,074	$16,245
11/2019	$15,543	$16,834
12/2019	$15,802	$17,342
01/2020	$15,449	$17,335
02/2020	$14,197	$15,908
03/2020	$12,363	$13,944
04/2020	$14,293	$15,731
05/2020	$15,181	$16,480
06/2020	$15,515	$16,808
07/2020	$16,585	$17,756
08/2020	$17,388	$19,032
09/2020	$16,643	$18,309
10/2020	$16,251	$17,822
11/2020	$17,923	$19,773
12/2020	$18,554	$20,533
01/2021	$18,083	$20,326
02/2021	$19,198	$20,886
03/2021	$20,170	$21,801
04/2021	$20,978	$22,964
05/2021	$21,326	$23,125
06/2021	$21,991	$23,665
07/2021	$22,932	$24,227
08/2021	$23,791	$24,963
09/2021	$22,727	$23,802
10/2021	$24,711	$25,470
11/2021	$25,172	$25,294
12/2021	$25,639	$26,427
01/2022	$23,632	$25,060
02/2022	$23,257	$24,309
03/2022	$24,931	$25,212
04/2022	$22,737	$23,013
05/2022	$22,477	$23,056
06/2022	$20,990	$21,152
07/2022	$22,549	$23,103
08/2022	$21,640	$22,161
09/2022	$19,965	$20,120
10/2022	$20,889	$21,749
11/2022	$22,362	$22,964
12/2022	$21,168	$21,641
01/2023	$22,478	$23,001
02/2023	$21,902	$22,440
03/2023	$23,120	$23,263
04/2023	$23,618	$23,626
05/2023	$23,749	$23,729
06/2023	$24,535	$25,297
07/2023	$25,059	$26,110
08/2023	$24,797	$25,694
09/2023	$23,303	$24,469
10/2023	$22,465	$23,955
11/2023	$24,718	$26,142
12/2023	$25,818	$27,330
01/2024	$26,159	$27,789
02/2024	$28,124	$29,273
03/2024	$28,425	$30,215
04/2024	$26,237	$28,981
05/2024	$26,984	$30,418
06/2024	$27,574	$31,509
07/2024	$27,613	$31,893
08/2024	$28,032	$32,666
09/2024	$28,451	$33,364
10/2024	$27,901	$33,061
11/2024	$29,447	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	18.21%	13.27%	11.40%
Class C with 1.00% CDSCFootnote Reference1	17.21%	13.27%	11.40%
S&P 500® Index	33.89%	15.77%	13.35%

Previous Investment Adviser [Text Block]
AssetsNet	$ 788,624,729
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 5,057,273
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,624,729
# of Portfolio Holdings (including overnight repurchase agreements)	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$5,057,273

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.3%
Electrical Equipment	3.2%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Construction & Engineering	3.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.8%
Pharmaceuticals	3.9%
Ground Transportation	4.3%
Capital Markets	4.4%
Entertainment	4.6%
Chemicals	5.4%
Broadline Retail	6.2%
Interactive Media & Services	7.8%
Software	13.8%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.2%
Walt Disney Co.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Alphabet, Inc., Class A	4.5%
Intercontinental Exchange, Inc.	4.4%
Saia, Inc.	4.3%
ServiceNow, Inc.	3.9%
Zoetis, Inc.	3.9%

C000188120
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class N
Trading Symbol	VNSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$88	0.80%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class N	S&P 500® Index
03/2017	$10,000	$10,000
04/2017	$10,147	$10,103
05/2017	$10,338	$10,245
06/2017	$10,442	$10,309
07/2017	$10,614	$10,521
08/2017	$10,737	$10,553
09/2017	$10,971	$10,771
10/2017	$11,198	$11,022
11/2017	$11,505	$11,360
12/2017	$11,583	$11,486
01/2018	$12,296	$12,144
02/2018	$11,803	$11,696
03/2018	$11,643	$11,399
04/2018	$11,710	$11,443
05/2018	$12,184	$11,718
06/2018	$12,384	$11,791
07/2018	$12,577	$12,229
08/2018	$12,884	$12,628
09/2018	$13,071	$12,700
10/2018	$11,777	$11,832
11/2018	$12,184	$12,073
12/2018	$11,048	$10,983
01/2019	$11,921	$11,863
02/2019	$12,232	$12,244
03/2019	$12,454	$12,482
04/2019	$12,979	$12,987
05/2019	$12,269	$12,162
06/2019	$13,023	$13,019
07/2019	$13,105	$13,206
08/2019	$13,060	$12,997
09/2019	$13,282	$13,240
10/2019	$13,452	$13,527
11/2019	$13,882	$14,018
12/2019	$14,125	$14,441
01/2020	$13,820	$14,435
02/2020	$12,712	$13,247
03/2020	$11,073	$11,611
04/2020	$12,816	$13,099
05/2020	$13,627	$13,723
06/2020	$13,932	$13,996
07/2020	$14,912	$14,785
08/2020	$15,642	$15,848
09/2020	$14,992	$15,246
10/2020	$14,647	$14,840
11/2020	$16,172	$16,465
12/2020	$16,758	$17,098
01/2021	$16,353	$16,925
02/2021	$17,361	$17,392
03/2021	$18,266	$18,154
04/2021	$19,007	$19,122
05/2021	$19,334	$19,256
06/2021	$19,963	$19,706
07/2021	$20,842	$20,174
08/2021	$21,635	$20,787
09/2021	$20,687	$19,820
10/2021	$22,505	$21,209
11/2021	$22,945	$21,062
12/2021	$23,393	$22,006
01/2022	$21,586	$20,867
02/2022	$21,256	$20,242
03/2022	$22,803	$20,994
04/2022	$20,819	$19,163
05/2022	$20,595	$19,198
06/2022	$19,249	$17,614
07/2022	$20,701	$19,238
08/2022	$19,886	$18,453
09/2022	$18,351	$16,754
10/2022	$19,225	$18,110
11/2022	$20,583	$19,122
12/2022	$19,492	$18,020
01/2023	$20,699	$19,153
02/2023	$20,174	$18,685
03/2023	$21,297	$19,371
04/2023	$21,763	$19,674
05/2023	$21,895	$19,759
06/2023	$22,624	$21,065
07/2023	$23,102	$21,742
08/2023	$22,875	$21,395
09/2023	$21,500	$20,375
10/2023	$20,747	$19,947
11/2023	$22,827	$21,769
12/2023	$23,849	$22,757
01/2024	$24,173	$23,140
02/2024	$25,981	$24,375
03/2024	$26,268	$25,160
04/2024	$24,257	$24,132
05/2024	$24,951	$25,329
06/2024	$25,502	$26,238
07/2024	$25,550	$26,557
08/2024	$25,933	$27,201
09/2024	$26,340	$27,782
10/2024	$25,837	$27,530
11/2024	$27,274	$29,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	19.48%	14.46%	13.98%
S&P 500® Index	33.89%	15.77%	14.97%

Performance Inception Date	Mar. 31, 2017
Previous Investment Adviser [Text Block]
AssetsNet	$ 788,624,729
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 5,057,273
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,624,729
# of Portfolio Holdings (including overnight repurchase agreements)	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$5,057,273

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.3%
Electrical Equipment	3.2%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Construction & Engineering	3.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.8%
Pharmaceuticals	3.9%
Ground Transportation	4.3%
Capital Markets	4.4%
Entertainment	4.6%
Chemicals	5.4%
Broadline Retail	6.2%
Interactive Media & Services	7.8%
Software	13.8%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.2%
Walt Disney Co.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Alphabet, Inc., Class A	4.5%
Intercontinental Exchange, Inc.	4.4%
Saia, Inc.	4.3%
ServiceNow, Inc.	3.9%
Zoetis, Inc.	3.9%